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Mr. Daniel F. Duchovny
Office of Mergers and Acquisitions
Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, D.C. 20549

June 21, 2005

Re:	USHEALTH Group, Inc. Schedule 13E-3, filed on April 18, 2005 File No. 005-34630

Dear Mr. Duchovny:

On behalf of Special Situations Holdings, Inc.—Westbridge ("SSH"), CAA Acquisition Corp. ("CAA"), and Credit Suisse First Boston Management LLC ("Management LLC," and, together with SSH and CAA, the "Filing Persons"), we are responding to the specific comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") raised in your letter dated May 5, 2005, with respect to the Schedule 13E-3 filed with the Commission on April 18, 2005 (the "Schedule 13E-3") relating to USHEALTH Group, Inc. ("USHEALTH" or the "Company"). We are responding to the Staff's comments numbered 1 to 26. The Company has informed us that it will respond to the Staff's comments numbered 27 to 29 in a separate letter addressed to you and will file an amendment No. 1 on Form 10-K/A in response to the Staff's comments.

The Staff's comments numbered 1 to 26 are set forth in their entirety in italicized type in this letter. The responses of the Filing Persons immediately follow each of the Staff's comments and/or are set forth in Amendment No. 1 to the Schedule 13E-3 ("Amendment No. 1"), filed today with the Commission.

SCHEDULE 13E-3

1	We note that under the terms of his Employment Agreement, Mr. Cutler is entitled to purchase 10% of USHEALTH's common stock. If he will maintain this right going forward after the merger, and thus could be an affiliate going forward, consider whether he should be listed as a filer on the Schedule 13E-3. Provide the same analysis as to any other members of management who may individually receive a significant equity stake in the company from the "pool" of 20% of the fully diluted shares of the company reserved for this purpose.

Response to Comment No. 1:

With respect to Mr. Cutler, we carefully considered the applicability of Rule 13e-3 to him prior to the initial filing of the Schedule 13E-3 and concluded that neither he, in his individual capacity, nor any other members of the management of USHEALTH, are affiliates of the Company engaged in a Rule 13e-3 transaction.

The Commission stated in Exchange Act Release No. 34-17719 (April 13, 1981) that critical to the application of Rule 13e-3 is "the meaning of a "Rule 13e-3 transaction.' . . . The definition consists of three elements: (1) an issuer or an affiliate of such issuer; (2) engaging in one or more of certain specified transactions; (3) having a purpose or reasonable likelihood of resulting in one or more specified effects. Since these elements are in the conjunctive, all must be present for [Rule 13e-3] to be applicable."

The Staff's analysis is set forth in Section II.D.3 of the SEC Division of Corporation Finance Current Issues and Rulemaking Projects (November 2000), as updated, which states that "[t]wo separate but related issues may be raised with respect to the determination of "filing-person' status in situations where a third party proposes a transaction with an issuer that has at least one of the requisite "going-private' effects: first, what entities or persons are "affiliates' of the issuer within the scope of Rule 13e-3(a)(1) and second, when should those affiliates be deemed to be engaged, either directly or indirectly, in the going-private transaction."

Thus, the question here is whether Mr. Cutler, in his individual capacity, is an "affiliate" of the Company and whether Mr. Cutler, in his individual capacity, "engaged in" a Rule 13e-3 transaction. The Staff noted that the "resolution of both issues necessarily turns on all relevant facts and circumstances." See id. We believe that the facts and circumstances outlined below in their totality demonstrate that Mr. Cutler should not be subject to the filing, dissemination and disclosure requirements of Schedule 13E-3.

As described in the Schedule 13E-3, on December 31, 2003, the Company completed a restructuring (the "Restructuring") of its notes payable held by SSH and Management LLC pursuant to an exchange agreement between the Company, SSH, and Management LLC (the "Exchange Agreement"). As a result of the Restructuring and the conversion of the Company's Series B convertible participating preferred stock, SSH and Management LLC owned on a fully diluted basis approximately 93% of the common stock with the remaining 7% being held by stockholders not affiliated with SSH and Management LLC.

We believe that Mr. Cutler is not an "affiliate" of the Company for purposes of Rule 13e-3. Rule 13e-3(a)(1) defines an "affiliate" as "a person that directly or indirectly through one or more intermediaries controls, is controlled by, or is under common control with such issuer." We have been advised by the Filing Persons that Mr. Cutler was not and is not, directly or indirectly, in a position to exercise "control" of the Company. Additionally, Mr. Cutler, in his individual capacity, cannot be said to be "engaged in" a Rule 13e-3 transaction. As discussed, Mr. Cutler had no role or significant involvement on behalf of the Company or the Company's board of directors with respect to the short-form merger.

Mr. Cutler is the chief executive officer and a director of the Company, and as described in the Schedule 13E-3, currently has an employment agreement with the Company entitling him to purchase up to 10% of the Company's common stock (with the ability to purchase upto 5% more of the Company's common stock depending on allocation). Mr. Cutler was hired by the Company in September 2004 and his employment agreement was negotiated prior to the commencement of the going private transaction. Mr. Cutler played no role and had no involvement on behalf of the Filing Persons or the Company in setting the terms of the going private transaction. Additionally, in material contrast to going private transactions in which the execution of satisfactory employment agreements with management are a condition to a deal, the terms of this going private transaction contain no such restrictions. Also, in light of SSH's 93% ownership of the Company, SSH is the only controlling stockholder in this transaction. As a result, no other person can be considered to have the ability, directly or indirectly, to direct or cause direction of the management and policies of the Company, including Mr. Cutler. Accordingly, Mr. Cutler cannot be deemed to be an affiliate.

It is not contemplated that any other members of management of the Company will receive a significant equity stake in the Company from the pool of capital stock of the Company allocated for incentive and performance awards. Instead, the shares of capital stock of the Company reserved for such purposes will be distributed among numerous employees of the Company based on certain performance criteria. The amounts and recipients of such distributions of shares of capital stock of the Company allocated for incentive and performance awards are not currently known and will not be known until performance metrics are established. Accordingly, there are no other members of management of the Company who could be deemed to have "engaged" in the going private transaction or be listed as a filing person.
2
Please add Credit Suisse First Boston as a filing person on the Schedule 13E-3. In this regard, we note that Credit Suisse First Boston has filed beneficial ownership reports reflecting ownership of 93% of the company. Credit Suisse is also the indirect parent of SSH and CAA. Consider whether other subsidiaries of Credit Suisse, such as those referenced in Item 2 of the Schedule 13D/A filed by Credit Suisse, should also be added as filers.

Response to Comment No. 2:

In response to this comment, we have added Management LLC as a filing person. We reviewed the applicability of Rule 13e-3 to Credit Suisse First Boston ("CSFB"), and we continue to believe that neither CSFB nor the other entities that filed the Schedule 13D/A (except Management LLC) have engaged in a Rule 13e-3 transaction. Because Mr. Freudenstein, a director of the Company, also occupies the position of president at Management LLC and, accordingly, may be deemed to exercise influence over the policies of Management LLC, Management LLC could be considered an affiliate of the Company. Thus, we are adding Management LLC as a filing person.

Our basis for believing that the Filing Persons are affiliates and engaged in the going private transaction stem from the fact that none of the other parties mentioned in the Staff's comment have significant enough relationships with or economic interests in the Company or the going private transaction which would result in any of them being deemed to be "engaged" in the going private transaction within the meaning of Rule 13e-3 and published Staff interpretations and guidelines.

As disclosed in the Schedule 13D/A, the Schedule 13D/A was filed on behalf of CSFB and its subsidiaries, to the extent that they constitute the Credit Suisse First Boston business unit (the "CSFB business unit") excluding Credit Suisse Asset Management ("Asset Management") (the "Reporting Person"). Each of Asset Management, the CSFB business unit, and the remaining entities identified in Item 2 of the Schedule 13D/A, expressly disclaim beneficial ownership of the common stock beneficially owned by the Reporting Person. The Reporting Person disclaims beneficial ownership of common stock beneficially owned by the CSFB business unit. Furthermore, none of CSFB, the subsidiaries of CSFB, or any members of their management played any role in the going private transaction, except for the Filing Persons. Rather, they are in the traditional role of passive indirect investors who have no benefit from the transaction other than that derived from their equity interest in the Filing Persons. Accordingly, such entities should not be deemed to have "engaged" in the going private transaction or be listed as a filing person. (See Response to Comment No. 1 for further discussion on analysis of meaning of "engaged" in a 13e-3 transaction.)
3
We note that USHEALTH Group, Inc. and Management LLC were also parties to the Exchange Agreement filed as an exhibit to the company's Form 8-K dated January 6, 2004. It appears that this short form merger was contemplated (at least as a possibility) by the Exchange Agreement. Therefore, please provide your analysis as to why USHEALTH Group, Inc. and Management LLC should not be included as filers on the Schedule 13E-3. Alternatively, add those entities as filers on the Schedule.

Response to Comment No. 3:

As explained above in our response to Staff's Comment No. 2, we have added Management LLC as a filing person because of Mr. Freudenstein's position as a director of the Company and as the president of Management LLC.

We acknowledge that the Company was also a party to the Exchange Agreement. However, the Exchange Agreement was negotiated, in part, to contain restrictions to protect nonaffiliated stockholders of the Company, not to effectuate a short-form merger. Although effectuation of a short-form merger became a legal possibility as a result of the consummation of the Restruc- turing and the other transactions contemplated by the Exchange Agreement, the Exchange Agreement did not require the parties to conduct a short-form merger. With respect to the Company, neither it nor any members of its management determined to effectuate or pursue the short-form merger. Only the Filing Persons had, and have, such capacity to do so. In addition, as is noted, the Filing Persons did not have a plan or intention to effect a short form merger at the time of the Exchange Agreement's execution. Moreover, the Exchange Agreement was negotiated at arm's length by a duly formed and properly advised special committee (the "Special Committee") of independent directors who had the benefit of financial and legal advisers and received a fairness opinion. We believe that it would be not only confusing but potentially misleading to characterize the Company's actions as "being engaged in a going private transaction." Such a characterization would suggest that the filing requirements of Rule 13e-3 would be applicable to an issuer as a result of the later purchases by an entity whose actions are not controlled by the issuer or in all cases when a "going private" transaction was merely technically possible through the actions of an entity not controlled by the issuer. Furthermore, we respectfully submit that it would be misleading to deem the Company a filing person as a result of a duly formed and properly advised Special Committee of its Board negotiating for arm's length protections that restrict a short form merger for the benefit of public holders. Accordingly, the Company should not be deemed to have engaged in a going private transaction.
4
Each filing person must individually comply with the filing, dissemination, disclosure and signature requirements of Schedule 13E-3. Therefore, you will need to include all of the information required by Schedule 13E-3 and its instructions for any filing persons added in response to the preceding comment. For example, include a statement as to whether each person believes the Rule 13e-3 transaction to be substantively and procedurally fair to unaffiliated security holders and an analysis of the material factors upon which each relied in reaching such a conclusion. See Item 8 of Schedule 13E-3, Item 1014 of Regulation M-A and Question and Answer No. 5 of Exchange Act Release No. 34-17719 (April 13, 1981). In this regard, the reasons for the transaction and the alternatives considered by these affiliates may be different than those of the company, and this fact should be reflected in the disclosure. To the extent a filing person is relying on the analysis of another to satisfy its obligations under Rule 13e-3, such filing person must adopt the analysis of the other.

Response to Comment No. 4:

We have amended the Schedule 13E-3 in respect of Management LLC to comply with the requirements of Schedule 13E-3. See pages 19 to 20 of Amendment No. 1. We believe that each other filing person has already complied with these requirements.

Special Factors

Summary Term Sheet—Page 1

5	The fact that the merger consideration is significantly below the high trading price for the Shares during each of the last five quarters should be disclosed in this section.

Response to Comment No. 5:

The requested disclosure has been provided on pages 2 and 7 of Amendment No. 1.

Alternatives—Page 5

6	Did the Filing Persons consider selling the company as an alternative way to cash out the interests of unaffiliated shareholders? Why or why not? In this regard, we note the disclosure on page 9 that USHEALTH received a non-binding offer for the company in 2003 after soliciting buyers.

Response to Comment No. 6:

We believe that the Filing Persons have already addressed this question in the current disclosure and direct the Staff to the fourth full paragraph on page 10 of the Schedule 13E-3. With respect to the single offer in 2003 made for USHEALTH, as stated in page 9 of the Schedule 13E-3, such offer was not sufficient to cover even the Company's outstanding indebtedness at the time, and was ultimately withdrawn by the offeror. Based on the indications that the Company received in its 2003 solicitation, none of the offers would have been solely for cash and therefore would have been unlikely to have provided liquidity to the public shareholders. Furthermore, the valuation in 2003 was significantly lower than $0.31 per share and therefore less attractive to the public shareholders than the consideration offered in the short-form merger. Given that the Company's performance has declined since 2003, the Filing Persons believed (and continue to believe) that any acquiring company acting reasonably would most likely have revised any offer downward accordingly.

The Filing Persons believed (and continue to believe) any attempts to "shop" the Company would be a waste of corporate assets. Furthermore, such attempts would distract management from focusing on its primary goal of developing the core business of the Company, would discourage current employees, and would create uncertainty among current customers and suppliers of the Company.

Reasons—Page 5

7	Please explain briefly your reference to Section 404 of the Sarbanes-Oxley Act. That is, briefly describe for the benefit of shareholders, to what this provision generally relates and what efforts compliance would entail on the part of the company.

Response to Comment No. 7:

The requested disclosure has been provided on pages 5 to 7 of Amendment No. 1.
8
We note the Filing Persons' estimate that the company will enjoy annual savings of $500,000 per year as a result of no longer being a public company. Provide a break down of the expected cost savings, to the extent possible, by quantifying the savings for each type of expense listed, i.e., audit, legal and personnel fees. Also quantify the amount of time management devotes to tasks associated with public reporting.

Response to Comment No. 8:

The requested disclosure has been provided on pages 6 to 7 of Amendment No. 1.

9	Given that several of the factors you list as contributing to the decision to take the company private appear to have existed for at least one year, such as the company's ability to reduce information available to its competitors, the cost savings from not having to comply with our filing requirements, and the lack of a liquid market for your securities, revise to indicate why the Filing Persons are undertaking the going private transaction at this time as opposed to other times in the company's operating history. Refer to Item 1013(c) of Regulation M-A.

Response to Comment No. 9:

The requested disclosure has been provided on page 7 to Amendment No. 1. Following the Restructuring, the Filing Persons required time to assess and address the business performance and operations of the Company resulting from the changes to the Company. As a result of the assessment, (i) the Company changed management by hiring Mr. Cutler as the Company's new chief executive officer in September 2004 (ii) over the past year, the implications and costs of Sarbanes-Oxley have become clearer; and (iii) the Company's shares have been very thinly traded over the past year, with an average daily volume of 5,879 shares (for the three months prior to June 8, 2005 according to Yahoo Finance). After a year of observing the business of USHEALTH and seven months after the change in management, and after undertaking a cost-benefit analysis taking into account the performance of the Company, the Filing Persons determined that the costs of keeping USHEALTH a public company exceeded the benefits and therefore decided to effect the short-form merger at this time. Although the Filing Persons could have effected a short-form merger at any time following the Restructuring, they had not formed the intent to do so prior to filing the Schedule 13E-3 and the Schedule 13D/A in April 2005. (See Response to Comment No. 1.)
10
See the last comment. We note that the Exchange Agreement entered into by the company, SSH and Management LLC provides that any short form merger by which unaffiliated share holders would be cashed out could not be effected at a price below $.40 per share before January 1, 2005. Discuss how this factored into the timing of this merger.

Response to Comment No. 10:

The price of $0.40 per share was agreed to as part of the negotiation of the Exchange Agreement to provide a floor price for the minority shareholders but was never considered to be an accurate or final measure of the fair value of the shares. Indeed, even during the one-year period when the $0.40 floor price applied, the Exchange Agreement required any price paid to public holders nevertheless to be "fair value". Although the Exchange Agreement contained this $0.40 per share floor price, the Filing Persons never determined that they would be willing to consummate a transaction at that price. For this reason, the provision requiring a minimum of $0.40 per share consideration prior to January 1, 2005 did not materially impact the timing of the Merger and was not a material factor in the Filing Persons' decision to pursue the going private transaction. As noted above in Response to Comment No. 9, the Filing Persons formed their intention based on the information available and the circumstances applicable a period of time after the change in management and the availability of post-Restructuring financial information.

Effects—Page 6

11	Please revise to ensure that you include a reasonably thorough discussion of the detriments of the merger in accordance with Instruction 2 to Item 1013 of Regulation M-A. For example, one of the adverse effects of the merger will be that unaffiliated security holders will be required to surrender their shares involuntarily in exchange for a cash price determined by the Filing Persons and that security holders will not have the right as a result of the merger to liquidate their shares at a time and for a price of their choosing. Also revise to discuss that the company will no longer be subject to the provisions of the Sarbanes-Oxley Act or the liability provisions of the Exchange Act and that officers of the company will no longer be required to certify the accuracy of its financial statements.

Response to Comment No. 11:

The requested disclosure has been provided. See page 6 of Amendment No. 1.
With respect to discontinued compliance with Sarbanes-Oxley, the Filing Persons believe that this is not a detriment of a short-form merger, however we have provided additional disclosures responsive to the Staff's Comment No. 7. See pages 6 to 7 of Amendment No. 1.

Certain U.S. Federal Income Tax Considerations—Page 7

12	Delete the reference to this discussion being for "general information only." Security holders are entitled to rely upon the discussion.

Response to Comment No. 12:

The requested revision has been made. See page 8 of Amendment No. 1.

Fairness of the Merger—Page 8

13	With respect to the financial analysis, include a summary of the results achieved in each analysis, including calculations performed, multiples used and any assumptions made, and a tabular description of how those results (i) compare with the per share consideration offered to unaffiliated security holders, and (ii) support the ultimate fairness of the merger. For example, (i) list the comparable companies used in your analyses and disclose the financial information used from each of those companies; (ii) disclose the amount of the adjustment made to the USHEALTH's historical earnings and how that amount was determined; (iii) disclose the historical financial results and 2005 estimated EBITDA used for USHEALTH; (iv) explain why you gave effect to the exercise of options in your earnings analysis despite those options being out of the money and disclose the range of equity values assuming the options had not been exercised; and (v) show in your net book value analysis how you adjusted the book value per share as of December 31, 2004 from $0.69 to $0.21. Also, consider providing a more recent calculation of net book value.

Response to Comment No. 13:

The requested disclosure has been provided. See pages 10 to 14 of Amendment No. 1.

14
Your discussion of the range of per share values for the company based on the analysis performed by the Filing Persons was calculated based on giving effect to Shares issuable upon exercise of outstanding Options. However, your disclosure in this filing indicates that all outstanding Options are "underwater" and will be cancelled without consideration in the merger. Disclose how (if at all) discounting the Shares underlying Options would affect the relevant per share values presented.

Response to Comment No. 14:

The options referred to in the financial analysis performed by the Filing Persons is with respect to options that will be issued under the incentive plans in 2005 to be adopted by USHEALTH, not the "underwater" options. The options to be issued under the incentive plans in 2005 will be dilutive on a pro forma basis because they will be outstanding this year. We have revised the disclosure to clarify this distinction. See page 14 of Amendment No. 1.
15
As to the factors listed in the second bullet point on page 8 and considered by the Filing Persons in determining that the offer is fair, please explain how their consideration of those factors weighed in favor of the merger. For example, what specific facts about the company's future growth prospects make this merger fair?

Response to Comment No. 15:

We have revised the Schedule 13E-3 to provide additional disclosure on how the Filing Persons' consideration of the factors weighed in favor of the short-form merger. See pages 9 to 15 of Amendment No. 1.
16
Please disclose what consideration (if any) the Filing Persons gave to the going concern value of the company in evaluating the fairness of the merger. See Instruction 2(iv) to Item 1014 of Regulation M-A. If going concern value was not considered, or was not deemed relevant in the context of this transaction, explain why. Also, if the going concern value was higher than the merger consideration, please disclose.

Response to Comment No. 16:

The requested disclosure has been provided. See pages 9 to 11 of Amendment No. 1.
17
See the last comment above. Provide the same expanded disclosure as to liquidation value (except that you have already stated in the filing that it was not considered important by the Filing Persons). Since an intent to liquidate is not dispositive of the relevance of this valuation methodology, disclose and discuss if it would have resulted in a higher per share value.

Response to Comment No. 17:

The requested disclosure has been provided. See page 13 of Amendment No. 1.
18	Please provide more details about who determined the price per share to be paid for the shares held by your unaffiliated security holders and how that determination was made.

Response to Comment No. 18:

We direct the Staff's attention to the first paragraph on page 5 of the Schedule 13E-3 and the section entitled "Fairness of the Merger" commencing on page 8 of the Schedule 13E-3 disclosing that the Board of Directors of SSH determined the merger consideration following review of analysis prepared by SSH management. We have revised the disclosure to clarify any ambiguity. See page 13 of Amendment No. 1.
19
Discuss how the Filing Persons considered the "Floor Price" of $.40 per share established in the Exchange Agreement for any affiliated transaction occurring before January 1, 2005 in assessing the fairness of the merger.

Response to Comment No. 19:

As stated above, the Filing Persons did not consider the floor price of $0.40 which was set in December 2003 to be relevant in assessing the fairness of the short-form merger. We have revised the disclosure to clarify that based on the analysis prepared by SSH Management, the board of directors of SSH determined that it would not be necessary to form a special committee to examine fairness at the floor price of $0.40 per share. The Filing Persons' view that $0.31 per share is fair value is supported by the financial analysis undertaken by the Filing Persons and disclosed in the Schedule 13E-3. See pages 14 to 15 of Amendment No. 1.
20
Please disclose your basis for stating that trading activity in shares of USHEALTH prior to the public announcement of the merger was "speculative" and did not reflect any measure of the fair or intrinsic value of those securities. Also, disclose those recent trading price(s) and describe specifically the relevant period.

Response to Comment No. 20:

We have revised the disclosure to clarify that the Filings Persons considered the trading activity in shares of USHEALTH prior to the public announcement, but that the Filing Persons gave greater weight to other factors. The Filing Persons believe that recent trades have not reflected the fair value of USHEALTH's common shares. The market at times overvalues a company and consequently the stock prices trade above the fair value of the company. With respect to USHEALTH, the Filing Persons believe that certain public shareholders may have overestimated the value of the Company given that the fundamentals of the business do not support such a high valuation. Also, the Filing Persons believe that the market prices are not an accurate indicator because USHEALTH's common shares are only sporadically traded with an average daily trade of 5,879 Shares for the past 3 months as of June 8, 2005 according to Yahoo Finance. Moreover, the Filing Persons noted that even if the trading price for USHEALTH is above the merger price for certain periods of time, not all public shareholders would be able to sell shares at such price whereas the short-form merger would provide liquidity for all the public stockholders. See page 15 of Amendment No. 1.
We direct the Staff to Item 2 of the Schedule 13E-3 where the Filing Persons disclosed recent trading prices.

21
See the last comment above. You discount historical trading prices because the company's financial condition has continued to worsen. You also discount trading prices immediately prior to the announcement of the merger. What about recent trading prices before that time but not so long ago as to make them irrelevant? For example, the table on page 11 indicates that the company's shares have traded above the merger price during each of the last five quarters, and in all but one quarter, significantly so. The Filing Persons' discussion of fairness must address specifically how this fact was considered in assessing the fairness of the merger.

Response to Comment No. 21:

As discussed above, the Filing Persons considered the trading prices of the Company's common stock in the last five quarters but gave greater weight to other factors when assessing the fairness of the Merger.

Item 3.    Identity and Background of Filing Persons—Page 12

22	Please provide the information required by this Item with respect to the controlling person of each filing person. We note that the required disclosure with respect to the controlling person of SSH is not disclosed. We also note that you must include the information required by Items 5, 6, 10 and 11 with respect to each director, executive officer and control person of the filing persons and each executive officer and director of any corporation or entity ultimately in control of any of the filing persons. See General Instruction C to Schedule 13E-3.

Response to Comment No. 22:

The requested disclosure has been provided. See pages 17 and 18 and Schedule I of Amendment No. 1.

Item 13.    Financial Statements—Page 21

23	Please delete the references to the SEC's regional offices, since our regional offices no longer provide public reference services.

Response to Comment No. 23:

        We have deleted the reference. See page 25 of Amendment No. 1.

Item 14.    Persons/Assets Retained—Page 23

24	Provide the disclosure required by Item 1009(b) of Regulation M-A with respect to employees used by the filing persons in connection with the transaction.

Response to Comment No. 24:

The requested disclosure has been provided. See page 26 of Amendment No. 1.

Item 16.    Exhibits—Page 23

25	Please file the Exchange Agreement and the Employment Agreement as exhibits, each disclosed in response to Item 1005(e) of Regulation M-A under Item 5 of this Schedule.

Response to Comment No. 25:

We have added the Exchange Agreement and the Employment Agreement to the exhibit index on page 26 of Amendment No. 1 and incorporated these agreements by reference to previous filings. See Exhibits (d)(2) and (d)(3) of Amendment No. 1.

Schedule I

26	We note that Edward Flynn is listed as the Vice President and Deputy Director of Taxes for SSH in the Schedule 13-D/A filed on April 19, 2005. Please include Mr. Flynn in this Schedule or tell us why he is not so included.

Response to Comment No. 26:

We have included Thomas Prevost as Vice President and Director of Taxes for SSH in the Schedule 13E-3. See Schedule I of Amendment No. 1.

We would appreciate receiving any comments you may have concerning the foregoing responses and Amendment No. 1 at your earliest convenience. We would also like to request a conference call to discuss any further comments you may have. If you have any questions, please contact the undersigned at (212) 424-9078.

                      Very truly yours,
                      /s/                        WILLIAM B. HOBBS
                      William B. Hobbs

cc:	Mr. Alan Freudenstein Mr. Gregory Grimaldi Mina Yu, Esq. Patrick H. O'Neill, Esq. Robert Reder, Esq. Mark Palmer, Esq. Brandon Ziegler, Esq.

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SCHEDULE 13E-3